Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 1.5
Gain loss on fair value	$ 0.8	$ 0.2